Breakdown of expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary Of Depreciation, Amortization And Impairments

(in €‘000)	2024	2023	2022
Included in cost of sales:
Depreciation of property, plant and equipment	21,490	20,090	16,542
Impairments of property, plant and equipment	320	510	701
Reversal of impairments of property, plant and equipment	(152)	(635)	(679)
Amortization of intangible assets	1,390	2,517	2,883
Depreciation of right-of-use assets	5,374	2,474	886
Included in selling and distribution expenses:
Amortization of customer relationships	395	395	231
Impairment of customer relationships	5,539	—	—
Depreciation of right-of-use assets	113	114	148
Included in general and administrative expenses:
Depreciation of property, plant and equipment	109	257	185
Depreciation of right-of-use assets	6,247	5,949	5,676
Amortization of intangible assets	1,268	723	577
Impairment of intangible assets	294	—	—
Total	42,387	32,394	27,150

Summary Of Employee Benefits

(in €‘000)	2024	2023	2022
Included in selling and distribution expenses:
Wages and salaries	1,020	991	1,195
Social security costs	197	150	127
Pension costs	88	90	139
Termination benefits	258	—	194
Other employee costs	(5)	5	(5)
Subtotal	1,558	1,236	1,650
Included in general and administrative expenses:
Wages and salaries	21,868	17,157	14,968
Social security costs	4,107	2,674	1,980
Pension costs	1,782	1,664	1,553
Termination benefits	342	265	222
Share-based payment expenses	(8,457)	14,512	41,230
Other employee costs	739	472	283
Contingent workers	4,608	6,052	4,853
Subtotal	24,989	42,796	65,089
Total	26,547	44,032	66,739

Summary Of Financial Position And The Movements In The Jubilee Provision
The next table provides a summary of the changes in the defined benefit obligations in France.

(in €‘000)	2024	2023
Defined benefit pension provision - Opening	537	449
Current service cost	—	69
Interest cost	—	20
Total amount recognized in the consolidated statement of profit or loss	—	89
Remeasurement:
(Gain)/loss from change in financial assumptions	—	7
(Gain)/loss from change in demographic assumptions	—	8
Experience (gain)/loss	—	(7)
Total amount recognized in the consolidated statement of other comprehensive income	—	8
Acquisition	—	—
Benefit payments from plans	—	(9)
Defined benefit provision - Closing	537	537
The amounts recorded in the consolidated statement of financial position and the movements in the jubilee provision over all reporting periods presented, are as follows:

(in €‘000)	2024	2023
Jubilee provision – Opening	35	26
Current service cost	3	5
Interest cost	—	1
Remeasurements	—	3
Total amount recognized in the consolidated statement of profit or loss	3	9
Benefit payments	—	—
Jubilee provision – Closing	38	35

Summary Of Sensitivity Analysis
The principal actuarial assumptions at the reporting dates are:

(in %)	2024	2023
Discount rate	3.1% - 3.2%	3.1% - 3.2%
Wage inflation	3.0%	3.0%
Turnover	5.3% - 20.1%	5.3% - 20.1%
The calculation of the defined benefit obligation is sensitive to, amongst others, the discount rate, rate of inflation and changes in life expectancy. In 2024, the sensitivity analysis was as follows:

(In %)	-0.5%	+0.5%
Discount rate	5.5%	(5.0)%
Salary increases	(5.0)%	5.4%
Turnover rates	1.1%	(1.1)%